Note 20 - Financial Instruments and Risk Management - Accounts Receivable Aging (Details)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 SDG ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SDG ( )	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SDG ( )
Statement Line Items [Line Items]
Product sales				$ 713,744	273,815	$ 493,925
Loss allowance	[1]			(40,615)
Current trade receivables				946,944		493,925
Current [member]
Statement Line Items [Line Items]
Product sales				892,343		330,731
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Product sales				34,331		56,094
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Product sales				60,885
Later than three months [member]
Statement Line Items [Line Items]
Product sales						$ 107,100

[1]	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.